Financial Instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	$ 6,144	$ 6,819
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	5,898	5,579
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	246	1,240
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Derivative liabilities | Financial liabilities fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	302	6,454
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	0	0
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	302	6,454
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	0	0
Short-term securities | Financial assets fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	6	7
Short-term securities | Financial assets fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	6	7
Short-term securities | Financial assets fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Short-term securities | Financial assets fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Derivative assets | Financial assets fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	246	1,240
Derivative assets | Financial assets fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Derivative assets | Financial assets fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	246	1,240
Derivative assets | Financial assets fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Securities | Financial assets available-for-sale instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	5,892	5,572
Securities | Financial assets available-for-sale instruments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	5,892	5,572
Securities | Financial assets available-for-sale instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Securities | Financial assets available-for-sale instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	$ 0	$ 0